FAIR VALUE OF FINANCIAL INSTRUMENTS - Derivative Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS - Derivative Assets Details 1
Derivative Maturity Date	Apr. 01, 2016
Aggregate Notional Amount	$ 105,031
Weighted Average Fixed Pay Rate/Cap Rate	5.04%
Aggregate Fair Value Asset/Liability	$ (6,203)